Accounts receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts receivable
Accounts receivable

	December 31, 2017	December 31, 2016
Trade	$45,158	$38,746
Holdbacks	558	528
Other	1,512	806
	$47,228	$40,080

Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.